Loans and Related Allowace for Loan Losses (Impaired Loans by Loan Portfolio Class) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Recorded Investment, Total	$ 7,662	$ 9,539
Unpaid Principal Balance, Total	7,891	9,539
Related Allowance, Total	1,127	775
Commercial, financial and agricultural [Member]
Impaired Loans with No Allowance: Recorded Investment	160	238
Impaired Loans with No Allowance: Unpaid Principal Balance	160	238
Recorded Investment, Total	160	238
Unpaid Principal Balance, Total	160	238
Real estate - commercial [Member]
Impaired Loans with No Allowance: Recorded Investment	2,672	2,312
Impaired Loans with No Allowance: Unpaid Principal Balance	2,672	2,312
Recorded Investment, Total	2,672	2,312
Unpaid Principal Balance, Total	2,672	2,312
Real estate - construction [Member]
Impaired Loans with No Allowance: Recorded Investment	2,004	720
Impaired Loans with No Allowance: Unpaid Principal Balance	2,197	720
Impaired Loans with Allowance: Recorded Investment	198	1,150
Impaired Loans with Allowance: Unpaid Principal Balance	198	1,150
Impaired Loans with Allowance: Related Allowance	91	343
Recorded Investment, Total	2,202	1,870
Unpaid Principal Balance, Total	2,395	1,870
Related Allowance, Total	91	343
Real estate - mortgage [Member]
Impaired Loans with No Allowance: Recorded Investment	487	2,254
Impaired Loans with No Allowance: Unpaid Principal Balance	523	2,254
Impaired Loans with Allowance: Recorded Investment	2,141	2,865
Impaired Loans with Allowance: Unpaid Principal Balance	2,141	2,865
Impaired Loans with Allowance: Related Allowance	1,036	432
Recorded Investment, Total	2,628	5,119
Unpaid Principal Balance, Total	2,664	5,119
Related Allowance, Total	$ 1,036	$ 432